Subsequent events (Narrative) (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($) Share $ / shares shares	Mar. 31, 2020 Share $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised | Share	94,000	173,000
Weighted average exercise price of share options exercised	$ 0.56	$ 0.41
Number of share options granted | Share	1,253,000	757,000
Weighted average exercise price of options granted	$ 3.95	$ 1.88
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | shares	45,750
Proceeds from exercise of warrants | $	$ 91,500
Number of share options exercised | $	12,300
Weighted average exercise price of share options exercised	$ 0.85
Subsequent events [Member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted | $	88,000
Weighted average exercise price of options granted	$ 4.89